9. Related Party Transactions: Schedule of Related Party Transactions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Details
Professional Fees		$ 43,680	$ 178,460	$ 222,140	$ 129,078	$ 145,825
Compensation	$ 80,052		291,954	211,902	63,000	63,000
Stock Based Compensation	$ 203,512		$ 623,561	$ 420,049	$ 1,054,958	$ 2,190,152